Stockholders’ Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

10. Stockholders’ Equity

Common Stock

As of March 31, 2022, 2,831,169 shares of common stock were issued and outstanding, 131,700 shares of common stock were reserved for issuance upon the exercise of outstanding warrants, and 497,330 shares of common stock were reserved for issuance under our 2015 Equity Incentive Plan, as amended (the “2015 Plan”).

On March 2, 2020, we sold 955,000 shares of our common stock and certain subordinated notes in a private placement to accredited investors as follows:

●	875,000 shares of our common stock at a purchase price of $4.00 per share, for aggregate gross proceeds of $3,500,000, and

●	2,000 units at a purchase price of $1,000 per unit, with each unit consisting of $1,000 in 12% Subordinated Notes and 40 shares of our common stock, for aggregate gross proceeds of $2,000,000.

In connection with the private placement offering, we paid the placement agent $440,000 in cash, equal to 8% of the gross proceeds of the offering, along with 95,500 warrants to purchase shares of our common stock and reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees. The warrants are exercisable at an exercise price at $4.00 per share for a period of five years after issuance, contain customary cashless exercise provisions and anti-dilution protection and are entitled to limited piggyback registration rights. Underwriting expense of $236,761 and debt issuance costs of $135,291 were recorded for the issuance of the March 2, 2020 warrants, utilizing the Black-Scholes valuation model. The fair value of warrants issued was determined to be $3.90. Underwriting expense of $307,867 and debt issuance costs of $175,924 was recorded for the placement agent cash fee and other related legal fees. For the three months ended March 31, 2022 and 2021, interest expense of $25,935 was recorded as amortization of the debt issuance costs for this private placement offering.

Warrants

The following sets forth the warrants to purchase our common stock that were outstanding as of March 31, 2022:

●	Warrants to purchase 3,000 shares of common stock at an exercise price of $15.00 per share exercisable until September 21, 2022, issued to certain 5% stockholders.

●	Warrants to purchase 17,200 shares of common stock at an exercise price of $12.50 per share exercisable until between November 17, 2022 and November 30, 2022, issued to the placement agent in connection with private placements of our convertible promissory notes.

●	Warrants to purchase 16,000 shares of common stock at an exercise price of $9.00 per share exercisable until between September 20, 2023 and September 26, 2023, issued to the placement agent in connection with private placements of our convertible promissory notes.

●	Warrants to purchase 95,500 shares of common stock at an exercise price of $4.00 per share exercisable until March 2, 2025, issued to the placement agent in connection with private placements of our convertible promissory notes.

No warrants were issued during the three months ended March 31, 2022 or 2021.

13. Stockholders’ Equity

Description of Authorized Capital

We are authorized to issue up to 25,000,000 shares of common stock with $0.001 par value. The holders of our common stock are entitled to one vote per share. The holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. However, the current policy of the Board of Directors is to retain earnings, if any, for the operation and expansion of the business. Upon liquidation, dissolution or winding-up of Intellinetics, the holders of common stock are entitled to share ratably in all assets legally available for distribution.

Common Stock

As of December 31, 2021, 2,823,072 shares of common stock were issued and outstanding, 131,700 shares of common stock were reserved for issuance upon the exercise of outstanding warrants, and 497,330 shares of common stock were reserved for issuance under our 2015 Equity Incentive Plan, as amended (the “2015 Plan”).

On March 2, 2020, we sold 955,000 shares of our common stock and certain subordinated notes in a private placement to accredited investors as follows:

●	875,000 shares of our common stock at a purchase price of $4.00 per share, for aggregate gross proceeds of $3,500,000, and

●	2,000 units at a purchase price of $1,000 per unit, with each unit consisting of $1,000 in 12% Subordinated Notes and 40 shares of our common stock, for aggregate gross proceeds of $2,000,000.

In connection with the private placement offering, we paid the placement agent $440,000 in cash, equal to 8% of the gross proceeds of the offering, along with 95,500 warrants to purchase shares of our common stock and reimbursement for the placement agent’s reasonable out of pocket expenses, FINRA filing fees and related legal fees. The warrants are exercisable at an exercise price at $4.00 per share for a period of five years after issuance, contain customary cashless exercise provisions and anti-dilution protection and are entitled to limited piggyback registration rights. Underwriting expense of $236,761 and debt issuance costs of $135,291 were recorded for the issuance of the March 2, 2020 warrants, utilizing the Black-Scholes valuation model. The fair value of warrants issued was determined to be $3.90. Underwriting expense of $307,867 and debt issuance costs of $175,924 was recorded for the placement agent cash fee and other related legal fees. For the years ended December 31, 2021 and 2020, interest expense of $103,739 and $86,449, respectively, was recorded as amortization of the debt issuance costs for this private placement offering.

Reverse Stock Split

In February 2020, upon recommendation and authorization by our Board of Directors, our stockholders holding a majority in interest of the issued and outstanding shares of our common stock, acting by written consent, adopted an amendment to our Articles of Incorporation to effectuate a reverse split of our issued and outstanding shares of common stock at a ratio of one-for-fifty (1-for-50) (the “Reverse Split”), and reduce the number of authorized shares of our common stock to 25,000,000 shares (the “25,000,000 Share Amendment”). The Reverse Split and the 25,000,000 Share Amendment became effective on March 20, 2020.

Effective March 2, 2020, before the Reverse Split and the 25,000,000 Share Amendment became effective, upon recommendation and authorization by the Board of Directors, stockholders holding a majority in interest of the issued and outstanding shares of our common stock, acting by written consent, adopted an amendment to our Articles of Incorporation to increase the authorized number of shares of our common stock to 160,000,000 shares (representing 3,200,000 shares on a post-split basis) from 75,000,000 shares (representing 1,500,000 shares on a post-split basis), in order to facilitate the acquisition of Graphic Sciences and certain private placement offerings and note conversions. Thereafter, on March 20, 2020, when the Reverse Split and the 25,000,000 Share Amendment became effective, our authorized capital stock became 25,000,000 shares of common stock.

The Reverse Split did not cause an adjustment to the par value of the common stock. Pursuant to the Reverse Split, we adjusted the amounts for shares reserved for issuance upon the exercise of outstanding warrants, outstanding stock options, and shares reserved for the 2015 Plan.

All references to shares of common stock and per share data in the accompanying consolidated financial statements and in these notes related thereto have been adjusted to reflect the Reverse Split for all periods presented.

Warrants

The following sets forth the warrants to purchase our common stock that were outstanding as of December 31, 2021:

●	Warrants to purchase 3,000 shares of common stock at an exercise price of $15.00 per share exercisable until September 22, 2022, issued to certain 5% stockholders.

●	Warrants to purchase 17,200 shares of common stock at an exercise price of $12.50 per share exercisable until November 30, 2022, issued to the placement agent in connection with private placements of our convertible promissory notes.

●	Warrants to purchase 16,000 shares of common stock at an exercise price of $9.00 per share exercisable until September 26, 2023, issued to the placement agent in connection with private placements of our convertible promissory notes.

●	Warrants to purchase 95,500 shares of common stock at an exercise price of $4.00 per share exercisable until February 28, 2025, issued to the placement agent in connection with private placements of our convertible promissory notes.

No warrants were issued during 2021. Warrants to purchase 95,500 shares of common stock were issued during the 2020 at a fair value determined to be $3.90 per warrant utilizing the Black-Scholes valuation model. The estimated value of the warrants issued during 2020, as well as the assumptions that were used in calculating such values, were based on estimates at the issuance date as follows:

Warrants Issued March 2, 2020
Risk-free interest rate	0.88%
Weighted average expected term	5 years
Expected volatility	130.12%
Expected dividend yield	0.00%